Debt - Q2	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt [Abstract]
Debt
(9)	Debt

Total debt outstanding consists of the following (in thousands):
	December 31,	June 30,
	2012	2013
Senior Secured 2012 Convertible Notes	$15,005	$15,005
Embedded derivative liability-2012 Notes	276	591
Senior Secured 2013 Convertible Notes	—	18,576
Embedded derivative liability-2013 Notes	—	732
Working Capital Note	3,660	3,660
Unamortized debt discount	(7,672)	(10,054)
	11,269	28,510
Less current portion	(1,786)	(3,530)
Total long-term debt and embedded derivative, net	$9,483	$24,980

The Company recorded interest expense of $0.2 million and $1.8 million for the three months ended June 30, 2012 and 2013, respectively. The Company recorded interest expense of $0.3 million and $3.3 million for the six months ended June 30, 2012 and 2013, respectively. Included in interest expense in for the six months ended June 30, 2013 is $0.6 million of issuance costs related to the 2013 Financing, $1.7 million in amortization of deferred financing costs and debt discount on the 2012 Senior Secured Convertible Notes and Working Capital Note and $1.0 million of interest expense on the 2012 Senior Secured Convertible Notes and Working Capital Note.

Senior Secured Convertible Notes

2013 Financing

On June 28, 2013, the Company completed a private placement (the 2013 Financing) of an aggregate principal amount of $18,576,000 of Senior Secured Convertible Notes (the 2013 Convertible Notes) along with warrants to the holders of the Convertible Notes (2013 Warrants) to purchase 26,921,741 shares of our common stock exercisable for a period of five years from the date of their issuance and warrants to purchase 53,843,479 shares of our common stock exercisable for a period of ten years from the date of their issuance. The 2013 Convertible Notes and 2013 Warrants were issued pursuant to the exercise of a call option granted in 2012 to holders of the 2012 Convertible Notes and as further described below. The initial conversion price of the 2013 Convertible Notes is $0.69 per share and the initial exercise price of the 2013 Warrants is $0.69 per share. The Company recorded an embedded derivative liability for the Conversion Option (the Conversion Option-2013 Notes). The Conversion Option-2013 Notes is presented on the Balance Sheet, net of long-term debt. See Note 11 for further discussion of this embedded derivative liability.

The 2013 Convertible Notes mature on June 30, 2016 and bear interest at 10% per annum, which is payable quarterly beginning on October 1, 2013. The 2013 Convertible Notes are convertible into 26,921,740 shares of common stock at a current conversion price of $0.69 per share. We may, at our option, pay interest by the issuance of freely tradable shares of common stock (or, in certain circumstances, warrants to purchase shares of common stock), provided that an event of default has not occurred and we have publicly disclosed all material information about the Company. If we elect to pay interest on the 2013 Convertible Notes through the issuance of shares of our common stock, the number of shares that would be issued is calculated by dividing the amount of the interest payment by the lesser of: (1) the volume weighted average price (VWAP) period for our common stock for the twenty trading days prior to the date the interest payment is due or (2) the closing bid price for our common stock as of the last trading day of the VWAP period. All shares of common stock issuable to the holders in lieu of interest payments will be allocated pro rata among the holders based on the outstanding principal amount of the 2013 Convertible Notes.

2012 Financing

On October 2, 2012, the Company completed a private placement of an aggregate principal amount of $15.0 million of Senior Secured Convertible Notes (the 2012 Convertible Notes) along with warrants to the holders of the Convertible Notes (2012 Warrants) to purchase approximately 51.1 million shares of common stock at an initial exercise price of $0.75 per share. The 2012 Convertible Notes mature on October 2, 2015 and bear interest at 10% per annum. The Company recorded an embedded derivative liability for the Conversion Option (the Conversion Option-2012 Notes). The Conversion Option-2012 Notes is presented on the Balance Sheet, net of long-term debt. See Note 11 for further discussion of this embedded derivative liability.
At the time of the issuance of the 2012 Convertible Notes, the Company also granted the holders of the 2012 Convertible Notes the right to require the Company to sell to such holders up to an additional $20 million in securities on the same terms as the 2012 Convertible Notes and 2012 Warrants (the Call Option) (collectively with the 2012 Convertible Notes and 2012 Warrants, the 2012 Financing). The Company recorded a derivative liability for the Call Option. The Call Option was exercised by the holders of the 2012 Convertible Notes on June 28, 2013 before the expiration date of June 30, 2013. See Note 11 for further discussion of this derivative liability.

On December 31, 2012, January 30, 2013, and February 14, 2013, the Company entered into amendment agreements with the holders of the 2012 Convertible Notes. Pursuant to these amendments, the holders agreed to extend the interest payments that were due to them on January 1, 2013 to February 15, 2013. The aggregate amount of the interest payment due on January 1, 2013 was $0.4 million, which amount continued to accrue interest at the rate of 10% per annum. On February 14, 2013, the Company and the investors entered into amendments to the terms of the 2012 Financing which gave the Company the option to pay interest payments on the Notes with restricted common stock.

On April 6, 2013, the conversion price of the 2012 Convertible Notes was adjusted to $0.69 per share, the exercise price of the 2012 Warrants was adjusted to $0.69 per share, and the number of shares issuable upon exercise of the 2012 Warrants was increased to
57,438,408 shares. The Registration Statement filed by the Company with the SEC to register the number of 2012 Warrant shares permitted under the limitations imposed by the Securities and Exchange Commission (SEC) became effective at 4:00 p.m. on March 28, 2013. The effectiveness of the Registration Statement triggered an adjustment of the exercise price of the 2012 Warrants and the conversion price of the 2012 Convertible Notes. The VWAP of the Company's common stock from April 1, 2013 through April 5, 2013, the five trading days after the Registration Statement became effective (the Post-Registration Period), was $0.69, which was lower than the exercise price or conversion price for the 2012 Warrants and 2012 Convertible Notes in effect immediately prior to the expiration of the Post-Registration Period. Pursuant to the terms of the 2012 Convertible Notes and 2012 Warrants, the exercise price and conversion price for the 2012 Warrants and 2012 Convertible Notes were adjusted to the value of the VWAP for the Post-Registration Period, and the number of shares issuable upon exercise of the 2012 Warrants was proportionately increased.

(10)          Debt

Total debt outstanding consists of the following (in thousands):
	December 31,
	2011	2012
Senior Secured Convertible Notes	$—	$15,005
Embedded derivative liability	—	276
Working Capital Note	5,000	3,660
Equipment and Supplemental Working Capital Notes	126	—
Unamortized debt discount	(139)	(7,672)
	4,987	11,269
Less current portion	(2,205)	(1,786)
Total long-term debt	$2,782	$9,483

Principal payments due as of December 31, 2012 are as follows (in thousands):

2013	$1,943
2014	1,717
2015	15,005
18,665
Less embedded derivative and unamortized debt discount	(7,396)
$11,269

The Company recorded interest expense of $0.8 million and $3.0 million for the years ended December 31, 2011 and 2012, respectively. Included in interest expense in 2011 is $.2 million of amortization of deferred financing costs. Included in interest expense in 2012 is $0.8 million of issuance costs related to the 2012 Financing and $1.3 million in amortization of deferred financing costs and debt discount on the Convertible Notes and Working Capital Note.

Senior Secured Convertible Notes

On October 2, 2012, the Company completed a private placement of an aggregate principal amount of $15.0 million of Senior Secured Convertible Notes (the Convertible Notes). The aggregate principal amount of the Convertible Notes includes the exchange of the Demand Notes (see below for further discussion). Under the terms of the Agreement, the Convertible Notes bear interest at a rate of 10% per annum and will mature on October 2, 2015. Interest payments are payable quarterly in cash or shares of the Company's common stock (up to certain limits).

 The Company issued warrants to the holders of the Convertible Notes (2012 Warrants) to purchase approximately 51.1 million shares of common stock at an initial exercise price of $0.75 per share. The exercise price and number of shares issuable upon exercise of the warrants are subject to adjustment under certain circumstances. See Note 13 for further discussion.

The Company also granted the holders of the Convertible Notes the right to require the Company to sell to such holders up to an additional $20 million in securities on the same terms as the Convertible Notes and 2012 Warrants (the Call option). The Call Option may be exercised by the holders of the Convertible Notes at any time or from time to time on or before June 30, 2013. The conversion price of the notes and exercise price of the warrants issued pursuant to the terms of the Call Option will be no greater than $0.75 and, may be lower if the conversion price on the Convertible Notes and the exercise price of the 2012 Warrants are adjusted pursuant to the terms of such instruments.

The Company recorded a discount upon issuance of the Convertible Notes of approximately $8.3 million, related to the 2012 Warrants (as discussed further in Note 13) and the Call Option (as discussed further in Note 12), each of which were considered freestanding instruments and are recorded on the balance sheet as a Warrant Liability and Derivative Liability respectively, and the Conversion Option, which was considered an embedded derivative that was required to be bifurcated from the host instrument and recorded at fair value (as discussed further in Note 12). The discount will be accreted over the term of the Convertible Notes and included in interest expense using the effective interest method.

In connection with the 2012 Financing, the Company incurred $1.5 million of issuance costs. The issuance costs were allocated to the Convertible Notes, 2012 Warrants, and the Call Option based on the relative carrying values at the date of issuance. The Company allocated $0.8 million to the 2012 Warrants and the Call Option which was charged to interest expense upon issuance. The remaining $0.7 million of issuance costs were allocated to the carrying value of the Convertible Notes and are recorded in other assets as deferred financing costs, which are amortized using the effective interest method over the term of the notes. The Company recorded $0.2 million in interest expense for the amortization of the deferred financing costs related to the Convertible Notes in 2012.

The Convertible Notes are convertible under certain circumstances into shares of the Company's common stock at a conversion rate of 1,333 shares per $1,000 of principal amount of the Convertible Notes. The conversion rate is also subject to adjustment under certain circumstances. The Company may not redeem the Convertible Notes.

In connection with the issuance of the Convertible Notes, 2012 Warrants, and Call Option (collectively, the 2012 Financing), the Company entered into a registration rights agreement, securities purchase agreement and facility agreement with the selling stockholders. In connection with those agreements, the Company agreed to file a registration statement covering the resale of the shares of common stock issuable upon the conversion of the Convertible Notes and the exercise of the 2012 Warrants.

On December 31, 2012, January 30, 2013, and February 14, 2013, the Company entered into amendment agreements with the holders of the Convertible Notes. Pursuant to these amendments, the holders agreed to extend the interest payments that were due to them on January 1, 2013 to February 15, 2013. The aggregate amount of the interest payment due on January 1, 2013 was $0.4 million, which amount continued to accrue interest at the rate of 10% per annum. Additionally, the amendments extended the deadline required under the registration rights agreement to register the shares underlying the Convertible Notes and 2012 Warrants from December 31, 2012 to March 31, 2013.

Demand Notes

On September 7, 2012, the Company issued demand notes (the Demand Notes) in the aggregate amount of $1.0 million to certain new and existing investors. The Demand Notes bore interest at a rate of 10% per year and were secured by a lien on substantially all of the Company's assets, other than its intellectual property assets. The outstanding principal balance, with any accrued interest, was payable on demand at any time on or after October 7, 2012. Each holder of a Demand Note, in its sole discretion, could exchange the principal balance of its Demand Note, together with accrued interest, for the first tranche of debt securities and warrants issued by the Company after September 7, 2012 (Exchange Right). On October 2, 2012, the Company issued the Convertible Notes and the holders of the Demand Notes exercised their Exchange Right.

Working Capital Note

In March 2011, the Company refinanced the outstanding debt owed to one of its lenders. Pursuant to the terms of the refinancing, the Company simultaneously borrowed $5.0 million from the lender and repaid the then outstanding principal amount of $4.5 million. As a result of the amendment, this refinancing was treated as a modification for accounting purposes. The fees paid to the lender were amortized over the remaining term of the debt and any third party fees paid were expensed immediately.

As of December 31, 2011, the outstanding balance of this loan was $5.0 million. The Company was obligated to make interest-only payments through January 2012, followed by 24 monthly payments of principal and interest at an interest rate of 11.75% per annum.

In connection with the 2012 Financing, in October 2012, the Company amended the terms of the working capital note. Retroactively, effective September 1, 2012, the maturity date for the working capital note is extended from January 1, 2014 to May 1, 2014. The Company is now required to make monthly interest payments of approximately $40,000 through June 1, 2013 and monthly interest and principal payments of $0.4 million from July 1, 2013 through and including May 1, 2014. Retroactively, effective September 1, 2012, the interest rate on the Horizon Loan was increased from 11.75% to 13.0% per annum. As a result of the amendment, this refinancing was treated as a modification for accounting purposes. The fees paid to the lender were amortized over the remaining term of the debt and any third party fees paid were expensed immediately. In addition, the Company issued the lender, ten-year warrants to purchase 1,138,785 shares of common stock and five-year warrants to purchase 569,392 shares of common stock in connection with the amendment. See Note 13 for further discussion of the warrant liability.

Borrowings under the working capital note are secured by all of the Company's assets, except for permitted liens that have priority, including liens on certain equipment acquired to secure the purchase price or lease obligation, as defined in the loan agreement. In October 2012, the security was extended to include a lien on the Company's intellectual property.